Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income before attribution of noncontrolling interests		¥ 793,238	¥ 1,596,636	¥ 1,082,526
Other comprehensive income (loss), net of tax (Note 20):
Net unrealized gains (losses) on investment securities	[1]	(249,781)	999,817	141,519
Net debt valuation adjustments (Note 14)		3,505
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges		1,808	899	(361)
Defined benefit plans		(131,493)	18,927	117,648
Foreign currency translation adjustments		(356,677)	688,518	508,130
Total		(732,638)	1,708,161	766,936
Comprehensive income		60,600	3,304,797	1,849,462
Net income (loss) attributable to noncontrolling interests		(9,094)	65,509	67,133
Other comprehensive income (loss) attributable to noncontrolling interests		27,773	(1,412)	(16,399)
Comprehensive income attributable to Mitsubishi UFJ Financial Group		¥ 41,921	¥ 3,240,700	¥ 1,798,728

[1]	Includes unrealized gains of ¥183 million, ¥56 million and ¥17 million, net of tax, related to debt securities with credit component realized in earnings for the fiscal years ended March 31, 2014, 2015 and 2016, respectively.